LINE OF CREDIT (Schedule of Movement in Line of Credit) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Add: financing fees paid		$ 4,167	$ 1,208,584	$ 30,698
Less: amortization of deferred financing costs	(12,712)	(18,859)	(1,031,229)	(26,408)
Less: current maturities	(50,850)		(50,850)	(33,541)
Long-term deferred financing costs	47,390		60,103	19,949
Line of Credit [Member]
Line of Credit Facility [Line Items]
Balance at January 1, 2014		53,490	53,490
Add: financing fees paid			54,167
Less: amortization of deferred financing costs			(107,657)
Balance at end of period
Less: current maturities
Long-term deferred financing costs